INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Brokerage licenses	51,152	51,236	52,133
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	27,600
Total Intangible assets	85,152	85,236	86,133
Accumulated amortization	(30,649)	(32,881)	(39,415)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	37,283	35,135	29,498